Borrowing Arrangements - Schedule of Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Two Thousand Twenty Two Notes And Two Thousand Twenty Three Notes [Member]
Debt Instrument [Line Items]
Contractual interest expense	$ 2,368	$ 1,052	$ 4,123
Accretion of debt discount	2,830	38,757	4,687
Accretion of debt issuance costs	82	223	155
Total interest expense	$ 5,280	$ 40,032	$ 8,965
2022 Notes [Member]
Debt Instrument [Line Items]
Contractual interest expense				$ 3,074	$ 2,850
Accretion of debt discount				560	519
Accretion of debt issuance costs				233	233
Total interest expense				3,867	3,602
2023 Notes (Member)
Debt Instrument [Line Items]
Contractual interest expense				5,895	923
Accretion of debt discount				11,639	104
Accretion of debt issuance costs				87	1,714
Total interest expense				$ 17,621	$ 2,741